Operating Expenses (Details) - Schedule of Selling and Marketing Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	$ 7,347,777	$ 1,646,144	$ 1,256,315
Social media expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	2,444,491	1,046,590	148,110
Advertising consulting expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	2,501,107	178,403	78,736
Promotional operating expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	781,886	257,039	102,207
Rider referral program expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	532,103	66,586	105,756
Personnel expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	518,240
Data cost expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	505,889
Other [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	$ 64,061	$ 97,526	$ 821,506